Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
December 31, 2024
AFF15-NPRT3-0325
1.811321.120
Bond Funds - 56.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	5,010,693	48,403,294
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,778,656	20,478,698
Fidelity Series Emerging Markets Debt Fund (b)	293,309	2,317,143
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	83,270	711,959
Fidelity Series Floating Rate High Income Fund (b)	39,873	358,856
Fidelity Series High Income Fund (b)	279,517	2,406,639
Fidelity Series International Credit Fund (b)	86,673	715,054
Fidelity Series International Developed Markets Bond Index Fund (b)	2,452,297	21,285,938
Fidelity Series Investment Grade Bond Fund (b)	14,257,461	140,863,720
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,415,247	12,824,960
Fidelity Series Real Estate Income Fund (b)	42,846	420,746
TOTAL BOND FUNDS (Cost $275,187,815)		250,787,007

Domestic Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	860,310	13,687,538
Fidelity Advisor Series Growth Opportunities Fund (b)	581,098	9,617,170
Fidelity Advisor Series Small Cap Fund (b)	254,786	2,856,149
Fidelity Series All-Sector Equity Fund (b)	494,399	6,189,869
Fidelity Series Commodity Strategy Fund (b)	10,277	885,495
Fidelity Series Intrinsic Opportunities Fund (b)	63,367	673,594
Fidelity Series Large Cap Stock Fund (b)	798,315	18,321,321
Fidelity Series Large Cap Value Index Fund (b)	106,304	1,733,818
Fidelity Series Opportunistic Insights Fund (b)	487,307	11,787,950
Fidelity Series Small Cap Core Fund (b)	44,544	543,878
Fidelity Series Small Cap Discovery Fund (b)	62,911	684,477
Fidelity Series Small Cap Opportunities Fund (b)	254,357	3,721,242
Fidelity Series Stock Selector Large Cap Value Fund (b)	776,670	10,640,380
Fidelity Series Value Discovery Fund (b)	705,190	10,930,449
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,565,571)		92,273,330

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	316,880	4,968,676
Fidelity Series Emerging Markets Fund (b)	597,274	5,184,341
Fidelity Series Emerging Markets Opportunities Fund (b)	1,134,390	20,782,027
Fidelity Series International Growth Fund (b)	724,496	12,627,965
Fidelity Series International Small Cap Fund (b)	372,816	6,039,618
Fidelity Series International Value Fund (b)	1,067,553	12,725,232
Fidelity Series Overseas Fund (b)	946,249	12,717,591
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $51,213,315)		75,045,450

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,767,206)	380,871	3,801,090

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.52	20,000	20,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	690,000	688,291
US Treasury Bills 0% 1/30/2025 (d)	4.45	440,000	438,552
US Treasury Bills 0% 1/9/2025 (d)	4.58	20,000	19,984
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,196,388)			1,196,704

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	421,636	421,720
Fidelity Series Government Money Market Fund (b)(f)	4.58	19,919,112	19,919,112
TOTAL MONEY MARKET FUNDS (Cost $20,340,832)			20,340,832

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $410,271,127)	443,444,413
NET OTHER ASSETS (LIABILITIES) - 0.0%	(91,941)
NET ASSETS - 100.0%	443,352,472

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	33	Mar 2025	3,741,375	(124,049)	(124,049)
ICE MSCI Emerging Markets Index Contracts (United States)	102	Mar 2025	5,476,380	(189,507)	(189,507)

TOTAL EQUITY CONTRACTS					(313,556)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	111	Mar 2025	12,071,250	(106,972)	(106,972)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	19	Mar 2025	2,019,789	(7,893)	(7,893)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	36	Mar 2025	4,098,375	(103,584)	(103,584)

TOTAL INTEREST RATE CONTRACTS					(218,449)

TOTAL PURCHASED					(532,005)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Mar 2025	8,013,263	260,149	260,149

TOTAL FUTURES CONTRACTS					(271,856)
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,101,890.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	859,229	8,421,319	8,858,819	25,673	(7)	(2)	421,720	421,636	0.0%
Total	859,229	8,421,319	8,858,819	25,673	(7)	(2)	421,720	421,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	14,001,675	4,581,643	3,479,853	3,128,812	802,673	(2,218,601)	13,687,537	860,310
Fidelity Advisor Series Growth Opportunities Fund	9,873,029	1,585,323	2,955,880	819,016	607,833	506,864	9,617,169	581,098
Fidelity Advisor Series Small Cap Fund	4,844,881	788,118	2,279,720	736,445	342,269	(839,399)	2,856,149	254,786
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,986,132	8,832,765	6,916,424	1,315,607	26,752	474,069	48,403,294	5,010,693
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	24,451,860	1,137,991	4,515,657	750,207	(1,230,426)	634,930	20,478,698	2,778,656
Fidelity Series All-Sector Equity Fund	4,646,872	2,276,640	975,962	403,990	89,298	153,022	6,189,870	494,399
Fidelity Series Canada Fund	5,804,831	459,745	1,463,619	147,926	413,183	(245,464)	4,968,676	316,880
Fidelity Series Commodity Strategy Fund	3,131,388	1,193,319	3,280,584	110,906	(1,429,937)	1,271,309	885,495	10,277
Fidelity Series Emerging Markets Debt Fund	2,566,521	147,305	411,701	102,717	(72,497)	87,515	2,317,143	293,309
Fidelity Series Emerging Markets Debt Local Currency Fund	807,542	44,261	105,263	32,898	(12,012)	(22,569)	711,959	83,270
Fidelity Series Emerging Markets Fund	7,191,663	263,307	2,319,363	144,583	30,732	18,002	5,184,341	597,274
Fidelity Series Emerging Markets Opportunities Fund	28,865,961	1,000,367	10,171,815	428,048	2,103,417	(1,015,903)	20,782,027	1,134,390
Fidelity Series Floating Rate High Income Fund	401,548	34,196	74,643	26,088	(1,415)	(830)	358,856	39,873
Fidelity Series Government Money Market Fund	20,449,186	3,998,441	4,528,515	786,414	-	-	19,919,112	19,919,112
Fidelity Series High Income Fund	2,564,410	236,491	437,506	125,208	(27,738)	70,982	2,406,639	279,517
Fidelity Series International Credit Fund	676,293	33,450	2,326	33,450	216	7,421	715,054	86,673
Fidelity Series International Developed Markets Bond Index Fund	18,755,410	5,802,766	3,078,904	706,094	(176,318)	(17,016)	21,285,938	2,452,297
Fidelity Series International Growth Fund	16,391,909	1,500,400	4,442,007	523,249	1,749,488	(2,571,825)	12,627,965	724,496
Fidelity Series International Small Cap Fund	7,355,313	685,134	1,571,693	567,798	269,153	(698,289)	6,039,618	372,816
Fidelity Series International Value Fund	16,470,749	1,132,622	4,271,834	573,341	1,346,439	(1,952,744)	12,725,232	1,067,553
Fidelity Series Intrinsic Opportunities Fund	-	684,032	-	-	-	(10,438)	673,594	63,367
Fidelity Series Investment Grade Bond Fund	156,123,119	10,463,301	24,856,560	4,924,944	(592,378)	(273,762)	140,863,720	14,257,461
Fidelity Series Large Cap Stock Fund	18,795,170	2,796,483	4,211,891	1,447,105	1,000,741	(59,182)	18,321,321	798,315
Fidelity Series Large Cap Value Index Fund	1,865,398	261,325	435,271	53,077	64,975	(22,609)	1,733,818	106,304
Fidelity Series Long-Term Treasury Bond Index Fund	18,613,993	987,823	5,950,801	401,495	(2,793,311)	1,967,257	12,824,961	2,415,247
Fidelity Series Opportunistic Insights Fund	11,110,558	2,469,082	2,656,141	748,830	600,993	263,458	11,787,950	487,307
Fidelity Series Overseas Fund	16,436,106	1,007,317	4,187,477	282,103	1,071,545	(1,609,900)	12,717,591	946,249
Fidelity Series Real Estate Income Fund	457,538	30,894	74,865	22,776	(388)	7,567	420,746	42,846
Fidelity Series Short-Term Credit Fund	3,997,149	522,779	775,882	127,421	1,158	55,886	3,801,090	380,871
Fidelity Series Small Cap Core Fund	527,994	149,232	147,569	7,330	10,223	3,998	543,878	44,544
Fidelity Series Small Cap Discovery Fund	-	698,289	-	-	-	(13,812)	684,477	62,911
Fidelity Series Small Cap Opportunities Fund	6,129,175	670,387	2,887,256	486,342	1,416,439	(1,607,503)	3,721,242	254,357
Fidelity Series Stock Selector Large Cap Value Fund	10,950,377	2,690,723	2,824,176	992,701	303,868	(480,412)	10,640,380	776,670
Fidelity Series Value Discovery Fund	11,217,555	2,736,927	2,841,521	430,499	222,613	(405,125)	10,930,449	705,190
	491,461,305	61,902,878	109,132,679	21,387,420	6,137,588	(8,543,103)	441,825,989	58,699,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.